Note 14 - Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Balance (in shares) | shares	1,951,035
Balance (in dollars per share) | $ / shares	$ 104.41
Granted, number of options (in shares) | shares	600,000
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 148.72
Exercised, number of options (in shares) | shares	(213,462)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 57.58
Balance (in shares) | shares	2,337,573
Balance (in dollars per share) | $ / shares	$ 120.06
Shares issuable under options - end of period, weighted average remaining contractual life (Year)	2 years 6 months
Shares issuable under options - end of period, aggregate intrinsic value | $	$ 38,459
Options exercisable - End of period, number of options (in shares) | shares	997,476
Options exercisable - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 98.00
Options exercisable - End of period, weighted average remaining contractual life (Year)	1 year 6 months
Options exercisable - End of period, aggregate instrinsic value | $	$ 30,465